PROPERTY AND EQUIPMENT - Schedule Of Quantitative Information About Right-Of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 3,016	$ 2,898
Additions	1,309	867
Disposals	(35)	(28)
Depreciation charge for the year	(578)	(529)
Divestment and reclassification as held for sale	(97)	(81)
Impairment	(12)	(6)
Impairment reversal	3	3
Transfers	(3)	(22)
Modifications and reassessments	127	103
Translation adjustment	27	(189)
Property, plant and equipment including right-of-use assets at end of period	3,757	3,016
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	7,529
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(3,772)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	861	821
Additions	540	181
Disposals	(28)	(12)
Depreciation charge for the year	(193)	(155)
Divestment and reclassification as held for sale	(29)	(7)
Impairment	(1)	(1)
Impairment reversal	1	1
Transfers	(1)	(10)
Modifications and reassessments	127	103
Translation adjustment	7	(60)
Property, plant and equipment including right-of-use assets at end of period	1,284	861
Right-of-use assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	1,852
Right-of-use assets | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(568)
Telecommunication equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	776	747
Additions	504	149
Disposals	(23)	(8)
Depreciation charge for the year	(167)	(133)
Divestment and reclassification as held for sale	(29)	(4)
Impairment	(1)	(1)
Impairment reversal	1	1
Transfers		(9)
Modifications and reassessments	116	87
Translation adjustment	5	(53)
Property, plant and equipment including right-of-use assets at end of period	1,181	776
Telecommunication equipment | Right-of-use assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	1,687
Telecommunication equipment | Right-of-use assets | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(506)
Land, buildings and constructions | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	68	61
Additions	28	22
Disposals	(4)	(4)
Depreciation charge for the year	(20)	(17)
Divestment and reclassification as held for sale	0	(3)
Impairment	0	0
Impairment reversal	0	0
Transfers		(1)
Modifications and reassessments	11	16
Translation adjustment	2	(6)
Property, plant and equipment including right-of-use assets at end of period	85	68
Land, buildings and constructions | Right-of-use assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	136
Land, buildings and constructions | Right-of-use assets | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(51)
Office and other equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	17	13
Additions	8	10
Disposals	(1)	0
Depreciation charge for the year	(6)	(5)
Divestment and reclassification as held for sale	0	0
Impairment	0	0
Impairment reversal	0	0
Transfers		0
Modifications and reassessments	0	0
Translation adjustment	0	(1)
Property, plant and equipment including right-of-use assets at end of period	18	$ 17
Office and other equipment | Right-of-use assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	29
Office and other equipment | Right-of-use assets | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	$ (11)